UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07185

Morgan Stanley Select Dimensions Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (39.9%)
$1,000	BNP Paribas Securities Corp., (dated 09/03/13; proceeds $1,000,125; fully collateralized by various U.S. Government Agencies, 1.63% - 4.50% due 02/20/24 - 11/20/42; valued at $1,030,000) (Demand 10/07/13)	0.05	(a)%	12/02/13	$1,000,000
3,130	BNP Paribas Securities Corp., (dated 09/30/13; proceeds $3,130,006; fully collateralized by various U.S. Government Agencies, 2.07% - 2.66% due 10/01/36 - 07/01/43; valued at $3,223,900)	0.07		10/01/13	3,130,000
1,000	BNP Paribas Securities Corp., (dated 07/19/13; proceeds $1,000,264; fully collateralized by various U.S. Government Agencies, 1.75% - 5.50% due 07/20/33 - 01/20/43; valued at $1,030,000) (Demand 10/07/13)	0.08	(a)	11/15/13	1,000,000
1,000	BNP Paribas Securities Corp., (dated 06/05/13; proceeds $1,000,295; fully collateralized by various U.S. Government Agencies, 1.63% - 4.50% due 12/20/29 - 09/20/41; valued at $1,030,000)	0.09		10/01/13	1,000,000
1,000	BNP Paribas Securities Corp., (dated 07/08/13; proceeds $1,000,228; fully collateralized by various U.S. Government Agencies, 2.50% - 3.50% due 05/20/41 - 06/20/42; valued at $1,030,000)	0.09		10/07/13	1,000,000
5,000	ING Financial Markets LLC, (dated 09/30/13; proceeds $5,000,010; fully collateralized by a U.S. Government Agency, 2.51% due 10/01/42; valued at $5,142,778)	0.07		10/01/13	5,000,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 08/12/13; proceeds $500,150; fully collateralized by a U.S. Government Agency, Zero Coupon due 12/27/13; valued at $510,974) (Demand 10/07/13)	0.09	(a)	12/10/13	500,000
5,000	Mizuho Securities USA, Inc., (dated 09/30/13; proceeds $5,000,018; fully collateralized by a U.S. Government Agency, 4.00% due 01/20/41; valued at $5,150,001)	0.13		10/01/13	5,000,000
5,000	RBC Capital Markets LLC, (dated 09/30/13; proceeds $5,000,011; fully collateralized by various U.S. Government Agencies, 2.38% - 5.00% due 09/01/33 - 02/01/43; valued at $5,150,000)	0.08		10/01/13	5,000,000
700	Wells Fargo Securities LLC, (dated 09/19/13; proceeds $700,084; fully collateralized by a U.S. Government Agency, 5.00% due 04/01/39; valued at $722,647)	0.09		11/06/13	700,000

	Total Repurchase Agreements (Cost $23,330,000)				23,330,000

	Commercial Paper (24.9%)
	Automobiles (1.0%)
600	Toyota Motor Credit Corp.	0.23 - 0.27		01/02/14 - 01/15/14	599,575

	International Banks (23.9%)
250	Caisse Des Depots Et (b)	0.20		12/17/13	249,893

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

2,400	Caisse Des Depots Et	0.21 - 0.22		11/26/13 - 01/10/14	2,398,912
1,900	DBS Bank Ltd. (b)	0.17 - 0.20		12/03/13 - 12/17/13	1,899,312
300	Deutsche Bank Financial LLC	0.31		11/26/13	299,855
2,000	NRW Bank	0.09		10/02/13	1,999,995
1,600	Oversea Chinese Banking Corporation	0.19 - 0.27		10/02/13 - 01/03/14	1,599,613
1,400	Skandin Ens Banken AB (b)	0.31		11/01/13	1,399,638
700	Societe Generale	0.30		10/31/13	699,825
1,000	Sumitomo Mitsui Banking Corp.	0.22		12/10/13	999,572
800	Swedbank AB	0.24 - 0.26		11/21/13 - 12/19/13	799,587
1,600	United Overseas Bank Ltd. (b)	0.20 - 0.27		01/06/14 - 03/24/14	1,598,768

					13,944,970

	Total Commercial Paper (Cost $14,544,545)				14,544,545

	Certificates of Deposit (11.1%)
	International Banks
1,200	Credit Industriel et Commercial	0.22		12/10/13	1,200,000
1,000	Credit Suisse NY	0.33		12/30/13	1,000,000
1,600	Deutsche Bank AG	0.35 - 0.37		10/30/13 - 11/26/13	1,600,000
700	Skandin Ens Banken AB	0.30		11/07/13	699,996
500	Sumitomo Mitsui Banking Corp.	0.21		12/09/13	500,000
400	Svenska Handelsbanken AB	0.22		11/22/13	400,009
1,100	Toronto-Dominion Bank	0.17		12/18/13	1,100,000

	Total Certificates of Deposit (Cost $6,500,005)				6,500,005

		COUPON RATE(a)	DEMAND DATE(c)
	Floating Rate Notes (10.4%)
	International Banks
500	ASB Finance Ltd. (b)	0.29%	10/03/13	01/03/14	500,000
250	BNZ International Funding Ltd. (b)	0.28	12/09/13	12/09/13	250,000
300	BNZ International Funding Ltd.	0.28	12/06/13	12/06/13	300,000
550	HSBC Bank PLC	0.27	10/10/13	04/10/14	550,000
1,300	National Australia Bank	0.26	10/11/13	10/11/13	1,300,000
1,500	Rabobank Nederland NY	0.26	12/24/13	03/24/14	1,500,000
650	Toronto Dominion Bank	0.27	10/21/13	10/21/13	650,000
1,000	Westpac Banking Corp.	0.27	10/09/13	10/09/13	1,000,000

	Total Floating Rate Notes (Cost $6,050,000)				6,050,000

	Extendible Floating Rate Notes (10.3%)
	Domestic Banks (5.6%)
1,500	JP Morgan Chase Bank NA (Extendible Maturity Date 10/07/14)	0.34	12/09/13	03/07/19	1,500,000
1,750	Wells Fargo Bank NA (Extendible Maturity Date 10/15/14 - 10/21/14)	0.30 - 0.32	10/21/13 - 12/16/13	03/20/19 - 07/15/19	1,750,000

					3,250,000

	International Banks (4.7%)
750	Bank of Nova Scotia (Extendible Maturity Date 10/30/14)	0.33	10/30/13	01/31/19	750,000
1,000	Royal Bank of Canada (Extendible Maturity Date 10/01/14)	0.32	10/01/13	04/01/19	999,936
1,000	Svenska Handelsbanken AB (b) (Extendible Maturity Date 03/14/14)	0.27	10/15/13	05/13/16	1,000,000

					2,749,936

	Total Extendible Floating Rate Notes (Cost $5,999,936)				5,999,936

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	Tax-Exempt Instruments (3.4%)
	Weekly Variable Rate Bond
2,000	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E (Cost $2,000,000)	0.07	10/07/13		10/01/48	2,000,000
	Total Investments (Cost $58,424,486) (d)			100.0%		58,424,486
	Other Assets in Excess of Liabilities			0.0 (e)		26,509

	Net Assets			100.0%		$58,450,995

(a)	Rate shown is the rate in effect at September 30, 2013.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.
(e)	Amount is less than 0.05%.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.1%)
	Australia (4.0%)
	Airports
24,961	Sydney Airport	$91,550

	Diversified
67,850	DUET Group	137,982

	Oil & Gas Storage & Transportation
18,923	APA Group (a)	105,438

	Toll Roads
28,213	Macquarie Atlas Roads Group	64,500
90,265	Transurban Group	572,649

		637,149

	Transmission & Distribution
24,898	Spark Infrastructure Group (a)	38,561

	Total Australia	1,010,680

	Austria (0.8%)
	Airports
3,118	Flughafen Wien AG	211,067

	Brazil (1.7%)
	Water
43,500	Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	433,260

	Canada (12.9%)
	Oil & Gas Storage & Transportation
27,720	Enbridge, Inc.	1,157,725
47,690	TransCanada Corp. (a)	2,095,017

	Total Canada	3,252,742

	China (6.1%)
	Oil & Gas Storage & Transportation
140,000	Beijing Enterprises Holdings Ltd. (b)	1,010,198
82,000	China Gas Holdings Ltd. (b)	89,433
20,000	ENN Energy Holdings Ltd. (b)	111,093

		1,210,724

	Ports
56,605	China Merchants Holdings International Co., Ltd. (b)	205,632

	Toll Roads
114,000	Jiangsu Expressway Co., Ltd., H Shares (b)	134,417

	Total China	1,550,773

	France (3.7%)
	Communications
14,123	Eutelsat Communications SA	446,634
16,944	SES SA	484,976

	Total France	931,610

	Germany (2.2%)
	Airports
7,923	Fraport AG Frankfurt Airport Services Worldwide	556,291

	Italy (6.4%)
	Oil & Gas Storage & Transportation
155,517	Snam SpA	788,123

	Toll Roads
19,427	Atlantia SpA	395,715
19,732	Societa Iniziative Autostradali e Servizi SpA	194,319

		590,034

	Transmission & Distribution
54,632	Terna Rete Elettrica Nazionale SpA	246,783

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	Total Italy	1,624,940

	Japan (1.4%)
	Oil & Gas Storage & Transportation
64,000	Tokyo Gas Co., Ltd.	351,797

	Luxembourg (1.2%)
	Communications
12,870	Intelsat SA (c)	308,880

	Netherlands (1.7%)
	Oil & Gas Storage & Transportation
7,335	Koninklijke Vopak N.V.	419,988

	Spain (2.2%)
	Diversified
15,005	Ferrovial SA	270,583

	Toll Roads
7,756	Abertis Infraestructuras SA (a)	151,137

	Transmission & Distribution
2,260	Red Electrica Corp., SA	129,015

	Total Spain	550,735

	Switzerland (1.4%)
	Airports
689	Flughafen Zuerich AG (Registered)	362,960

	United Kingdom (8.0%)
	Transmission & Distribution
123,289	National Grid PLC	1,458,532

	Water
7,194	Pennon Group PLC	81,471
12,006	Severn Trent PLC	342,756
12,602	United Utilities Group PLC	141,008

		565,235

	Total United Kingdom	2,023,767

	United States (44.4%)
	Communications
12,270	American Tower Corp. REIT	909,575
12,330	Crown Castle International Corp. (c)	900,460
12,120	SBA Communications Corp., Class A (c)	975,175

		2,785,210

	Diversified
34,390	CenterPoint Energy, Inc.	824,328

	Oil & Gas Storage & Transportation
2,280	Atmos Energy Corp.	97,105
13,090	Cheniere Energy, Inc. (c)	446,893
13,516	Enbridge Energy Management LLC (c)	388,990
19,110	Kinder Morgan, Inc.	679,743
11,920	NiSource, Inc.	368,209
12,880	ONEOK, Inc.	686,761
1,150	SemGroup Corp., Class A	65,573
10,180	Sempra Energy	871,408
21,855	Spectra Energy Corp.	748,097
25,970	Williams Cos., Inc. (The)	944,269

		5,297,048

	Transmission & Distribution
7,440	ITC Holdings Corp.	698,319
13,018	Northeast Utilities	536,993
16,420	PG&E Corp.	671,906

		1,907,218

	Water
9,800	American Water Works Co., Inc.	404,544

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	Total United States		11,218,348

	Total Common Stocks (Cost $18,646,685)		24,807,838

NUMBER OF RIGHTS
	Rights (0.0%)
	Spain (0.0%)
	Toll Roads
7,756	Abertis Infraestructuras SA (a)(c) (Cost $3,301)		7,544

NUMBER OF SHARES (000)
	Short-Term Investments (13.1%)
	Securities held as Collateral on Loaned Securities (11.1%)
	Investment Company (7.4%)
1,862	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,861,721)		1,861,721

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (3.7%)
$429	Barclays Capital, Inc. (0.06%, dated 09/30/13, due 10/01/13; proceeds $428,656; fully collateralized by a U.S. Government Obligation; 0.25% due 09/15/15; valued at $437,228)		428,655
514	Merrill Lynch & Co., Inc. (0.03%, dated 09/30/13, due 10/01/13; proceeds $514,386; fully collateralized by a U.S. Government Obligation; 0.75% due 02/28/18; valued at $524,674)		514,386

	Total Repurchase Agreements (Cost $943,041)		943,041

	Total Securities held as Collateral on Loaned Securities (Cost $2,804,762)		2,804,762

NUMBER OF SHARES (000)
	Investment Company (2.0%)
494	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $494,245)		494,245

	Total Short-Term Investments (Cost $3,299,007)		3,299,007

	Total Investments (Cost $21,948,993) (e)(f)	111.2%	28,114,389
	Liabilities in Excess of Other Assets	(11.2)	(2,822,324)

	Net Assets	100.0%	$25,292,065

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were $2,676,850 and $2,817,784, respectively. The Portfolio received cash collateral of $2,804,762 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2013, there was uninvested cash of $13,022 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

(e)	The fair value and percentage of net assets, $9,594,608 and 37.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Summary of Investments ¡ September 30, 2013 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$11,425,860		45.2%
Communications	4,025,700		15.9
Transmission & Distribution	3,780,109		14.9
Toll Roads	1,520,281		6.0
Water	1,403,039		5.5
Diversified	1,232,893		4.9
Airports	1,221,868		4.8
Investment Company	494,245		2.0
Ports	205,632		0.8

	$25,309,627	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.5%)
	Advertising Agencies (1.1%)
16,104	Aimia, Inc. (Canada)	$280,634

	Alternative Energy (1.5%)
3,299	Range Resources Corp.	250,361
6,058	Ultra Petroleum Corp. (a)	124,613

		374,974

	Automobiles (3.1%)
4,080	Tesla Motors, Inc. (a)	789,154

	Beverage: Soft Drinks (1.3%)
6,491	Monster Beverage Corp. (a)	339,155

	Biotechnology (4.1%)
12,879	Illumina, Inc. (a)	1,041,009

	Cable Television Services (1.1%)
2,026	Charter Communications, Inc., Class A (a)	273,024

	Cement (2.1%)
5,436	Martin Marietta Materials, Inc.	533,652

	Chemicals: Diversified (1.0%)
3,830	Rockwood Holdings, Inc.	256,227

	Commercial Services (6.1%)
11,311	Gartner, Inc. (a)	678,660
11,908	Intertek Group PLC (United Kingdom)	636,924
1,888	MercadoLibre, Inc. (Brazil)	254,710

		1,570,294

	Communications Technology (3.8%)
3,978	Mail.ru Group Ltd. GDR (Russia)	151,971
13,733	Motorola Solutions, Inc.	815,465

		967,436

	Computer Services, Software & Systems (17.3%)
15,218	Akamai Technologies, Inc. (a)	786,770
5,698	IHS, Inc., Class A (a)	650,598
2,915	LinkedIn Corp., Class A (a)	717,265
2,488	NetSuite, Inc. (a)	268,555
5,906	Qihoo 360 Technology Co., Ltd. ADR (China) (a)	491,379
3,397	ServiceNow, Inc. (a)	176,474
1,936	SINA Corp. (China) (a)	157,145
14,054	Solera Holdings, Inc.	743,035
3,530	Workday, Inc., Class A (a)	285,683
41,607	Zynga, Inc., Class A (a)	153,114

		4,430,018

	Computer Technology (4.9%)
15,229	Dropbox, Inc. (a)(b)(c) (acquisition cost - $137,809; acquired 05/01/12)	175,134
19,666	Yandex N.V., Class A (Russia) (a)	716,236
13,461	Youku Tudou, Inc. ADR (China) (a)	368,831

		1,260,201

	Consumer Services: Miscellaneous (1.9%)
2,441	FleetCor Technologies, Inc. (a)	268,901
23,413	Qualicorp SA (Brazil) (a)	213,921

		482,822

	Diversified Manufacturing Operations (1.0%)
4,453	Colfax Corp. (a)	251,550

	Diversified Retail (5.9%)
11,917	Dollar Tree, Inc. (a)	681,176
61,263	Groupon, Inc. (a)	686,758

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

1,749	TripAdvisor, Inc. (a)	132,644

		1,500,578

	Electronic Components (0.7%)
3,388	3D Systems Corp. (a)(d)	182,918

	Electronic Entertainment (0.8%)
3,434	Splunk, Inc. (a)	206,177

	Entertainment (0.9%)
153	Legend Pictures LLC Ltd. (a)(b)(c) (acquisition cost - $163,577; acquired 03/08/12)	228,660

	Financial Data & Systems (4.1%)
16,571	MSCI, Inc. (a)	667,148
5,835	Verisk Analytics, Inc., Class A (a)	379,042

		1,046,190

	Foods (2.1%)
8,414	McCormick & Co., Inc.	544,386

	Health Care Services (4.3%)
6,696	athenahealth, Inc. (a)	726,918
3,160	Stericycle, Inc. (a)	364,664

		1,091,582

	Hotel/Motel (0.9%)
3,812	Wyndham Worldwide Corp.	232,418

	Insurance: Property-Casualty (4.9%)
10,512	Arch Capital Group Ltd. (a)	569,014
24,699	Progressive Corp. (The)	672,554

		1,241,568

	Medical Equipment (2.8%)
1,920	Intuitive Surgical, Inc. (a)	722,438

	Personal Care (0.4%)
4,065	Sally Beauty Holdings, Inc. (a)	106,340

	Pharmaceuticals (4.5%)
6,021	Endo Health Solutions, Inc. (a)	273,594
13,495	Ironwood Pharmaceuticals, Inc. (a)	159,916
9,790	Mead Johnson Nutrition Co.	727,005

		1,160,515

	Publishing (1.5%)
4,754	Morningstar, Inc.	376,802

	Recreational Vehicles & Boats (3.2%)
25,256	Edenred (France)	820,250

	Restaurants (3.8%)
8,969	Dunkin’ Brands Group, Inc.	405,937
3,601	Panera Bread Co., Class A (a)	570,866

		976,803

	Scientific Instruments: Pollution Control (1.4%)
16,882	Covanta Holding Corp.	360,937

	Semiconductors & Components (1.4%)
8,617	First Solar, Inc. (a)	346,490

	Specialty Retail (1.1%)
2,428	Ulta Salon Cosmetics & Fragrance, Inc. (a)	290,049

	Textiles Apparel & Shoes (3.2%)
9,020	Carter’s, Inc.	684,528
1,722	Under Armour, Inc., Class A (a)	136,813

		821,341

	Utilities: Electrical (1.3%)
8,988	Brookfield Infrastructure Partners LP (Canada)	341,724

	Total Common Stocks (Cost $19,010,840)	25,448,316

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	Convertible Preferred Stocks (0.1%)
	Communications Technology (0.0%)
2,438	Peixe Urbano, Inc. (Brazil) (a)(b)(c) (acquisition cost - $80,261; acquired 12/02/11)		3,779

	Computer Technology (0.1%)
1,479	Dropbox, Inc., Series A (a)(b)(c) (acquisition cost - $13,384; acquired 05/25/12)		17,009

	Total Convertible Preferred Stocks (Cost $93,645)		20,788

	Preferred Stock (0.2%)
	Computer Services, Software & Systems
14,953	Palantir Technologies, Inc., Series G (a)(b)(c) (acquisition cost - $45,756; acquired 07/19/12) (Cost $45,756)		47,237

NUMBER OF SHARES (000)			VALUE
	Short-Term Investments (1.3%)
	Securities held as Collateral on Loaned Securities (0.7%)
	Investment Company (0.5%)
125	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)		125,354

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (0.2%)
$29	Barclays Capital, Inc. (0.06%, dated 09/30/13, due 10/01/13; proceeds $28,862; fully collateralized by a U.S. Government Obligation; 0.25% due 09/15/15; valued at $29,440)		28,862
35	Merrill Lynch & Co., Inc. (0.03%, dated 09/30/13, due 10/01/13; proceeds $34,635; fully collateralized by a U.S. Government Obligation; 0.75% due 02/28/18; valued at $35,328)		34,635

			63,497

	Total Securities held as Collateral on Loaned Securities (Cost $188,851)		188,851

NUMBER OF SHARES (000)			VALUE
	Investment Company (0.6%)
150	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $150,372)		150,372

	Total Short-Term Investments (Cost $339,223)		339,223

	Total Investments (Cost $19,489,464) (f)(g)	101.1%	25,855,564
	Liabilities in Excess of Other Assets	(1.1)	(275,889)

	Net Assets	100.0%	$25,579,675

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2013 amounts to $471,819 and represents 1.8% of net assets.
(c)	At September 30, 2013, the Portfolio held fair valued securities valued at $471,819, representing 1.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2013 were $182,918 and $189,728, respectively. The Portfolio received cash collateral of $188,851 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of September 30, 2013, there was uninvested cash of $877 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.
(f)	The fair value and percentage of net assets, $1,609,145 and 6.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions Investment Series

Notes to Portfolio of Investments ¡ September 30, 2013 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. All remaining Portfolios: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$23,330,000	$—	$23,330,000
Commercial Paper	—	14,544,545	—	14,544,545
Certificates of Deposit	—	6,500,005	—	6,500,005
Floating Rate Notes	—	6,050,000	—	6,050,000
Extendible Floating Rate Notes	—	5,999,936	—	5,999,936
Tax-Exempt Instrument
Weekly Variable Rate Bond	—	2,000,000	—	2,000,000

Total Assets	$—	$58,424,486	$—	$58,424,486

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$1,221,868	$—	$1,221,868
Communications	3,094,090	931,610	—	4,025,700
Diversified	824,328	408,565	—	1,232,893
Oil & Gas Storage & Transportation	8,549,790	2,876,070	—	11,425,860
Ports	—	205,632	—	205,632
Toll Roads	—	1,512,737	—	1,512,737
Transmission & Distribution	1,907,218	1,872,891	—	3,780,109
Water	837,804	565,235	—	1,403,039

Total Common Stocks	15,213,230	9,594,608	—	24,807,838

Rights	7,544	—	—	7,544
Short-Term Investments
Investment Company	2,355,966	—	—	2,355,966
Repurchase Agreements	—	943,041	—	943,041

Total Short-Term Investments	2,355,966	943,041	—	3,299,007

Total Assets	$17,576,740	$10,537,649	$—	$28,114,389

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mid Cap Growth
Assets:
Common Stocks
Advertising Agencies	$280,634	$—	$—	$280,634
Alternative Energy	374,974	—	—	374,974
Automobiles	789,154	—	—	789,154
Beverage: Soft Drinks	339,155	—	—	339,155
Biotechnology	1,041,009	—	—	1,041,009
Cable Television Services	273,024	—	—	273,024
Cement	533,652	—	—	533,652
Chemicals: Diversified	256,227	—	—	256,227
Commercial Services	933,370	636,924	—	1,570,294
Communications Technology	815,465	151,971	—	967,436
Computer Services, Software & Systems	4,430,018	—	—	4,430,018
Computer Technology	1,085,067	—	175,134	1,260,201
Consumer Services: Miscellaneous	482,822	—	—	482,822
Diversified Manufacturing Operations	251,550	—	—	251,550
Diversified Retail	1,500,578	—	—	1,500,578
Electronic Components	182,918	—	—	182,918
Electronic Entertainment	206,177	—	—	206,177
Entertainment	—	—	228,660	228,660
Financial Data & Systems	1,046,190	—	—	1,046,190
Foods	544,386	—	—	544,386
Health Care Services	1,091,582	—	—	1,091,582
Hotel/Motel	232,418	—	—	232,418
Insurance: Property-Casualty	1,241,568	—	—	1,241,568
Medical Equipment	722,438	—	—	722,438
Personal Care	106,340	—	—	106,340
Pharmaceuticals	1,160,515	—	—	1,160,515
Publishing	376,802	—	—	376,802
Recreational Vehicles & Boats	—	820,250	—	820,250
Restaurants	976,803	—	—	976,803
Scientific Instruments: Pollution Control	360,937	—	—	360,937
Semiconductors & Components	346,490	—	—	346,490
Specialty Retail	290,049	—	—	290,049
Textiles Apparel & Shoes	821,341	—	—	821,341
Utilities: Electrical	341,724	—	—	341,724

Total Common Stocks	23,435,377	1,609,145	403,794	25,448,316

Convertible Preferred Stocks	—	—	20,788	20,788
Preferred Stock	—	—	47,237	47,237
Short-Term Investments
Investment Company	275,726	—	—	275,726
Repurchase Agreements	—	63,497	—	63,497

Total Short-Term Investments	275,726	63,497	—	339,223

Total Assets	$23,711,103	$1,672,642	$471,819	$25,855,564

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013.

Mid Cap Growth

	Fair Value at September 30, 2013	Valuation Technique	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in Input
Communications Technology
Convertible Preferred Stock	$3,779	Asset Approach	Net Tangible Assets	$0.00	$0.00	$0.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	29.5%	30.5%	30.0%	Decrease

			Perpetual Growth Rate	5.0%	6.0%	5.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.5x	9.4x	1.6x	Increase

			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

		Merger & Acquisition Transactions	Sale/Merger Scenario	$7.87	$7.87	$7.87	Increase
Computer Services, Software & Systems
Preferred Stock	$47,237	Market Transaction Method	Precedent Transaction of Preferred Stock	$3.16	$3.16	$3.16	Increase

Computer Technology
Common Stock	$175,134	Market Transaction Method	Precedent Transaction of Common and Preferred Stock	$11.50	$11.50	$11.50	Increase

Convertible Preferred Stock	$17,009
Entertainment
Common Stock	$228,660	Market Transaction Method	Precedent Transaction	$1,853.13	$1,853.13	$1,853.13	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	16.0%	15.6%	Decrease

			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/ EBITDA	10.4x	24.6x	21.1x	Increase

			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, securities in Mid Cap Growth with a total value of $213,921 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Mid Cap Growth

	Common Stocks	Convertible Preferred Stocks	Preferred Stock
Beginning Balance	$421,346	$219,093	$45,756
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate Action	—	(45,336)	—
Change in unrealized appreciation/depreciation	(17,552)	15,199	1,481
Realized gains (losses)	—	(168,168)	—

Ending Balance	$403,794	$20,788	$47,237

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$(17,552)	$(4,201)	$1,481

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 12, 2013